Certain Balance Sheet Items	9 Months Ended
Sep. 30, 2013
Certain Balance Sheet Items

4. Certain Balance Sheet Items

Property and equipment consists of the following (in thousands):

	December 31,		September 30,
	2012	2011	2013 (unaudited)
Laboratory equipment	$3,778	$3,778	$—
Office and computer equipment	983	983	605
Purchased software	166	166	166
Furniture and fixtures	174	174	43
Leasehold improvements	2,534	2,534	2,534

Total	7,635	7,635	3,348
Less accumulated depreciation and amortization	(7,551)	(7,432)	(3,339)

Property and equipment, net	$84	$203	$9

Property and equipment includes assets financed through equipment loans, which were fully paid in January 2012. Property and equipment and accumulated depreciation related to assets financed by equipment loans was $1.1 million as of December 31, 2011.

Accrued liabilities consist of the following (in thousands):

	December 31,		September 30,
	2012	2011	2013 (unaudited)
Accrued compensation	$291	$362	$269
Accrued pre-clinical and clinical trial expenses	304	496	199
Accrued professional fees	285	292	736
Other accruals	14	35	—

Total accrued liabilities	$894	$1,185	$1,204